Schedule A (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule A [Abstract]
Working capital (deficit), net (excluding cash and cash equivalents)	$ 306	[1]	$ (57,937)	[1]	$ (3,979)	[1]
Property, plant and equipment	1,938	[1]	56,233	[1]	1,303	[1]
Other long-term assets			16,008	[1]	855	[1]
Goodwill and other intangible assets	17,993	[1]	261,910	[1]	51,427	[1]
Deferred income taxes	(1,171)	[1]	(15,515)	[1]
Long-term liabilities	(6,893)	[1]	(26,845)	[1]	(1,372)	[1]
Non-controlling interest			(4,298)	[1]
Estimated net fair value of assets acquired and liabilities assumed	$ 12,173	[1]	$ 229,556	[1]	$ 48,234	[1]

[1]	See Notes 1(D), 1(E) and 1(F)